Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 14,820,524	$ 122,685,507	$ 6,937,197	$ 642,167	$ 145,085,395
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA, NATIONAL HYDROCARBON AGENCY OF COLOMBIA [Member]
Total		74,057,067			74,057,067
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA, DIRECTORATE OF NATIONAL TAXES AND CUSTOMS OF COLOMBIA [Member]
Total	2,138,719				2,138,719
COLOMBIA | NATIONAL GOVERNMENT OF COLOMBIA [Member]
Total			1,067,224		1,067,224
COLOMBIA | MUNICIPALITY OF PUERTO ASIS [Member]
Total	574,234			127,569	701,803
COLOMBIA | MUNICIPALITY OF SAN MARTIN [Member]
Total	439,523			192,525	632,048
COLOMBIA | MUNICIPALITY OF VILLAGARZON [Member]
Total	375,072			3,278	378,350
COLOMBIA | DISTRICT OF BOGOTA [Member]
Total	349,745				349,745
COLOMBIA | MUNICIPALITY OF MOCOA [Member]
Total	227,657			96,622	324,279
COLOMBIA | MUNICIPALITY OF RIO DE ORO [Member]
Total	147,523			59,573	207,096
COLOMBIA | MUNICIPALITY OF PIAMONTE [Member]
Total	147,454			52,292	199,746
COLOMBIA | MUNICIPALITY OF PUERTO GUZMAN [Member]
Total	147,454				147,454
COLOMBIA | GOVERNMENT OF PUTUMAYO [Member]
Total				95,785	95,785
COLOMBIA | MUNICIPALITY OF ORITO [Member]
Total	63,226			$ 14,523	77,749
COLOMBIA | INDIGENOUS COMMUNITY OF CABILDO AWA [Member]
Total			77,050		77,050
ECUADOR | GOVERNMENT OF ECUADOR, SECRETARIAT OF HIGHER EDUCATION, SCIENCE, TECHNOLOGY AND INNOVATION [Member]
Total			191,233		191,233
ECUADOR | GOVERNMENT OF ECUADOR, MINISTRY OF ENERGY AND NON-RENEWABLE NATURAL RESOURCES OF ECUADOR [Member]
Total			457,000		457,000
ECUADOR | GOVERNMENT OF ECUADOR, CENTRAL BANK OF ECUADOR [Member]
Total		36,238,959			36,238,959
ECUADOR | GOVERNMENT OF ECUADOR, INTERNAL REVENUE SERVICE [Member]
Total	1,998,128				1,998,128
ECUADOR | DECENTRALIZED AUTONOMOUS MUNICIPAL GOVERNMENT OF QUITO, FINANCIAL MANAGEMENT [Member]
Total	200,398				200,398
ECUADOR | SUPERINTENDENCY OF COMPANIES, SECURITIES, AND INSURANCE, FINANCIAL MANAGEMENT [Member]
Total	188,159				188,159
CANADA | GOVERNMENT OF ALBERTA, ALBERTA ENERGY AND MINERALS [Member]
Total		3,459,968	607,773		4,067,741
CANADA | GOVERNMENT OF ALBERTA, FORESTRY AND PARKS [Member]
Total			1,533		1,533
CANADA | GOVERNMENT OF ALBERTA, SERVICE ALBERTA LAND TITLES [Member]
Total			12,261		12,261
CANADA | ALBERTA BOILERS SAFETY ASSOCIATION, SERVICE ALBERTA LAND TITLES [Member]
Total			60,660		60,660
CANADA | GOVERNMENT OF ALBERTA, WESTERN CANADA SPILL SERVICE [Member]
Total			8,581		8,581
CANADA | GOVERNMENT OF CANADA, INNOVATION, SCIENCE AND ECONOMIC DEVELOPMENT, CANADA 1 [Member]
Total			11,875		11,875
CANADA | GOVERNMENT OF CANADA, INNOVATION, SCIENCE AND ECONOMIC DEVELOPMENT, CANADA 2 [Member]
Total	1,089,281				1,089,281
CANADA | GOVERNMENT OF ALBERTA, ALBERTA PETROLEUM MARKETING COMMISSION [Member]
Total		8,674,552			8,674,552
CANADA | GOVERNMENT OF ALBERTA, OIL SANDS ADMINISTRATION AND STRATEGIC INFORMATION SYSTEM [Member]
Total		132,026			132,026
CANADA | GOVERNMENT OF ALBERTA, ALBERTA ENERGY FREEHOLD MINERAL TAX SECTION [Member]
Total	233,592				233,592
CANADA | GOVERNMENT OF ALBERTA, ALBERTA DEPARTMENT OF ENERGY [Member]
Total			2,792,676		2,792,676
CANADA | GOVERNMENT OF ALBERTA, ALBERTA ENERGY REGULATOR [Member]
Total			1,629,270		1,629,270
CANADA | GOVERNMENT OF ALBERTA, ALBERTA FINANCE CORPORATE INCOME TAX SECTION [Member]
Total	904,662				904,662
CANADA | GOVERNMENT OF ALBERTA, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	18,511				18,511
CANADA | MUNICIPAL DISTRICT OF GREENVIEW No 16, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	637,931				637,931
CANADA | CLEARWATER COUNTY, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	548,223				548,223
CANADA | CLEAR HILLS COUNTY, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	177				177
CANADA | TOWN OF SEXSMITH, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	37,872				37,872
CANADA | MUNICIPAL DISTRICT OF LESSER SLAVE RIVER, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	12,463				12,463
CANADA | COUNTY OF WETASKIWIN No. 10, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	476,285				476,285
CANADA | YELLOWHEAD COUNTY, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	52,023				52,023
CANADA | PONOKA COUNTY, ALBERTA ENVIRONMENT AND PROTECTED AREAS [Member]
Total	1,778,650				1,778,650
CANADA | LETHBRIDGE COUNTY [Member]
Total	121,142				121,142
CANADA | RED DEER COUNTY [Member]
Total	14,505				14,505
CANADA | COUNTY OF GRANDE PRAIRIE No. 1 [Member]
Total	42,497				42,497
CANADA | TOWN OF SYLVAN LAKE [Member]
Total	5,557				5,557
CANADA | BRAZEAU COUNTY [Member]
Total	362,268				362,268
CANADA | VULCAN COUNTY [Member]
Total	52,010				52,010
CANADA | LACOMBE COUNTY [Member]
Total	384,574				384,574
CANADA | COUNTY OF STETTLER No. 6 [Member]
Total	31,141				31,141
CANADA | MUNICIPAL DISTRICT OF OPPORTUNITY No. 17 [Member]
Total	1,683				1,683
CANADA | NORTHERN SUNRISE COUNTY [Member]
Total	296				296
CANADA | PROVINCE OF BRITISH COLUMBIA [Member]
Total		68,957	12,233		81,190
CANADA | INDIAN OIL AND GAS CANADA [Member]
Total		$ 53,978	1,747		55,725
CANADA | WOODLAND CREE FIRST NATION [Member]
Total			$ 6,081		6,081
CANADA | GOVERNMENT OF CANADA, CANADA REVENUE AGENCY [Member]
Total	766,919				766,919
UNITED STATES | STATE OF DELAWARE, CANADA REVENUE AGENCY [Member]
Total	$ 250,970				$ 250,970